Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 22,217	$ 21,357	$ 20,975
Securities financing transactions	6,184	5,651	7,317
Over-the-counter debt instruments	2,142	1,787	2,060
Funding from UBS Group AG	2,266	1,907	1,375
Other	99	68	46
Total other financial liabilities designated at fair value	32,908	30,769	31,773
of which: life-to-date own credit (gain) / loss	$ 115	$ 208	$ 148